Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards settled in cash	$ 0	$ 0
Share-based compensation maximum option term (in years)	10 years
Future awards shares under approved incentive compensation plans	1,038,945
Contributions made by the company to 401(k) plan	1,500,000	1,300,000	1,300,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	19,800,000	21,100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 3,200,000
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	5 years 1 month 6 days
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year 6 months
Unearned compensation vesting period (in years)	3 years
Minimum [Member] | Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	7 years
Unearned compensation vesting period (in years)	7 years
Maximum [Member] | Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	7 years